Note 7 Sources of encumbrance (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Book value of financial liabilities [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	€ 122,400	€ 137,242	€ 131,352
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	128,628	151,275	147,523
Derivatives [member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	15,950	15,368	16,611
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	16,699	15,191	16,348
deposits [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	95,728	109,311	98,668
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	99,077	120,957	111,726
Outstanding subordinated debt [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	10,722	12,563	16,073
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	12,852	15,127	19,449
Other [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	731	620	653
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	€ 4,989	€ 3,966	€ 5,202